Schedule of other receivables (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ValueAddedTaxReceivableCurrent	€ 294	€ 427
InvestmentTaxReceivableCurrent	561	256
Research and development subsidies receivable from the French State	494	90
Personnel advances	88	31
OtherReceivables	60	38
NontradeReceivablesCurrent	€ 1,497	€ 842